Revenues from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers		$ 4,284	$ 1,096	$ 270
Revenues		4,304	1,100	270
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers		2,615	535	0
LNG—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers		1,389	294	0
Regasification [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers		260	259	259
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers		20	4	7
Other—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers		0	4	4
Derivative Instruments [Member]
Disaggregation of Revenue [Line Items]
Revenues	[1]	$ 20	$ 4	$ 0

[1]	Relates to the realized value associated with a portion of derivative instruments that settle through physical delivery.